Other Financial Liabilities	12 Months Ended
Dec. 31, 2017
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Other Financial Liabilities
19.	OTHER FINANCIAL LIABILITIES

	As at December 31,
	2017	2016
Long-term:
Deferred share units (Note 22b)	5,714	1,535
Derivative liability - copper call option (Note 17e)	—	9,440
Amounts payable to BC Hydro (Note 16)	—	10,938

	5,714	21,913

In June 2017 the Company settled the copper call option obligation with a payment of $15,745 to the senior secured credit facility lender.